Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	September 30,	June 30,
	2020	2020
Full service logistics platforms	$190,000	$190,000
Less: Accumulated amortization	(179,444)	(163,611)
Intangible assets, net	$10,556	$26,389

	June 30,	June 30,
	2020	2019
Full service logistics platforms	$190,000	$190,000
Less: Accumulated amortization	(163,611)	(100,278)
Intangible assets, net	$26,389	$89,722